Prepayment and Other Current Assets, Net - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Prepayment of NFT platform software development	$ 98,664,545
Less: allowance for doubtful accounts
Subtotal	$ 98,664,545